Summary of Significant Accounting Policies - Additional information (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Summary of Significant Accounting Policies
Impairment loss of goodwill	¥ 0	¥ 0	¥ 0
Impairment of equity method investments	¥ 0	¥ 0	¥ 0